Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets.
Intangible assets

24    Intangible assets

Accounting policy

Goodwill

Goodwill arising from business combinations is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net assets acquired.  Goodwill is not amortized but is tested for impairment annually and whenever circumstances indicate that the carrying amount may not be recovered. Refer to note 31 for the Company's impairment accounting policy.

Rights to use natural resources

Costs for the acquisition of rights to explore and develop mineral properties are capitalized and amortized as a cost of production using the units of production method over their useful lives. Useful lives consider the period of extraction for both mineral reserves and mineral resources, which includes a portion of the Company’s inferred resources in the Company’s mining operations.

The Company selected the physical unit model to compute amortization expenses under the units of production method. This model consists of amortization being calculated based on actual ore produced during the period compared to the total ore expected to be produced over the life of mine.

For purposes of impairment assessment, rights to use natural resources are allocated to cash generating units. Refer to note 31 for the Company's impairment accounting policy.

Critical accounting estimates and judgments - Quantification of mineral reserves and resources for useful life calculation

The Company classifies measured, indicated and inferred resources based on the definitions of the Canadian Institute of Mining, Metallurgy and Petroleum (or CIM) Definition Standards for Mineral Resources and Mineral Reserves (or the 2014 CIM Definition Standards).

The useful life determination applied to the rights to use natural resources reflect the pattern in which the benefits are expected to be derived by the Company and is based on the estimated life of mine. Any changes to life of mine, based on new information regarding estimates of mineral reserves and mineral resources and mining plan, may affect prospectively the life of mine and amortization rates.

The estimation process of mineral reserves and mineral resources is based on a technical evaluation, which includes geological, geophysics, engineering, environmental, legal and economic estimates and may have relevant impact on the economic viability of the mineral reserves and mineral resources. These estimates are reviewed periodically, and any changes are reflected in the expected life of mine. Management is confident based on testing, continuity of the ore bodies and conversion experience that a part of the inferred resources will be converted into measured and indicated resources, and if they are economically recoverable, and such inferred resources may also be classified as proven and probable mineral reserves. Where the Company can demonstrate the expected economic recovery with a high level of confidence, inferred resources are included in the calculation of amortization.

However, the future conversion of inferred resources is inherently uncertain and involves judgement and estimates that could have a material impact on the Company’s results of operations.

(a)   Changes in the year

	2019
		Rights to use
		natural
	Goodwill	resources	Other	Total
Balance at the beginning of the year
Cost	674,800	1,669,645	56,853	2,401,298
Accumulated amortization	—	(620,600)	(38,237)	(658,837)
Net balance	674,800	1,049,045	18,616	1,742,461

Additions	—	—	56	56
Disposals	—	—	(377)	(377)
Amortization	—	(105,262)	(2,332)	(107,594)
Impairment loss - Note 31	—	(99,450)	—	(99,450)
Transfers - Note 23 (a)	—	—	4,782	4,782
Foreign exchange effect	(155)	(541)	(656)	(1,352)
Balance at the end of the year	674,645	843,792	20,089	1,538,526

Cost	674,645	1,569,504	59,409	2,303,558
Accumulated amortization	—	(725,712)	(39,320)	(765,032)
Net balance at the end of the year	674,645	843,792	20,089	1,538,526

Average annual amortization rates %	—	6	19

	2018
		Rights to use
		natural
	Goodwill	resources	Other	Total
Balance at the beginning of the year
Cost	673,287	1,672,931	62,084	2,408,302
Accumulated amortization	—	(543,927)	(41,656)	(585,583)
Net balance	673,287	1,129,004	20,428	1,822,719

Disposals	—	(17)	(11)	(28)
Amortization	—	(77,792)	(1,932)	(79,724)
Transfers - Note 23 (a)	—	1,463	2,528	3,991
Foreign exchange effect	1,513	(3,613)	(2,397)	(4,497)
Balance at the end of the year	674,800	1,049,045	18,616	1,742,461

Cost	674,800	1,669,645	56,853	2,401,298
Accumulated amortization	—	(620,600)	(38,237)	(658,837)
Net balance at the end of the year	674,800	1,049,045	18,616	1,742,461

Average annual amortization rates %	—	6	19